Supplemental cash flow information - Reconciliation of Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes from financing cash flows
Repayment of long-term debt and financing fees	$ (213,622)	$ (56,997)
Proceeds from limited recourse debt	166,000	0
Payment of finance lease liabilities	(8,293)	(6,880)
Long term debt (note 8)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	1,502,271
Changes from financing cash flows
Repayment of long-term debt and financing fees	(213,622)
Proceeds from limited recourse debt	166,000
Payment of finance lease liabilities	0
Total changes from financing cash flows	(47,622)
Liability-related other changes
Finance costs	3,637
New finance leases	0
Total liability-related other changes	3,637
Outstanding at end of period	1,458,286	1,502,271
Finance lease obligations (note 9)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	204,242
Changes from financing cash flows
Repayment of long-term debt and financing fees	0
Proceeds from limited recourse debt	0
Payment of finance lease liabilities	(8,293)
Total changes from financing cash flows	(8,293)
Liability-related other changes
Finance costs	0
New finance leases	2,425
Total liability-related other changes	2,425
Outstanding at end of period	$ 198,374	$ 204,242